Related-Party Transactions - Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions between the Company and related parties
Short term employee benefits	€ 3,473	€ 3,205	€ 3,513
Post-employment benefits	147	126	102
Termination benefits	386
Share-based payment	3,316	1,990	2,783
Total compensation	7,322	5,321	6,398
Non-Executive Directors
Transactions between the Company and related parties
Short term employee benefits	363	340	309
Share-based payment	351	366	581
Total compensation	714	706	890
Dinko Valerio, Ph.D.
Transactions between the Company and related parties
Short term employee benefits	45	56	74
Share-based payment	48	51	76
Total compensation	93	107	150
Alison F. Lawton
Transactions between the Company and related parties
Short term employee benefits	48	48	50
Share-based payment	48	51	76
Total compensation	96	99	126
James Shannon, M.D.
Transactions between the Company and related parties
Short term employee benefits	83	71	56
Share-based payment	48	51	76
Total compensation	131	122	132
Bart Filius
Transactions between the Company and related parties
Short term employee benefits	49	49	49
Share-based payment	48	51	78
Total compensation	97	100	127
Begoa Carreo, Ph.D.
Transactions between the Company and related parties
Short term employee benefits	43	42	50
Share-based payment	44	35	34
Total compensation	87	77	84
Theresa Heggie
Transactions between the Company and related parties
Short term employee benefits	48	48	30
Share-based payment	79	127	241
Total compensation	127	175	271
Martin Maier, Ph.D.
Transactions between the Company and related parties
Short term employee benefits	47	26
Share-based payment	36
Total compensation	83	26
Executive Directors
Transactions between the Company and related parties
Short term employee benefits	1,787	1,919	2,059
Post-employment benefits	88	78	50
Termination benefits	149
Share-based payment	1,895	1,301	1,640
Total compensation	3,919	3,298	3,749
Daniel de Boer
Transactions between the Company and related parties
Short term employee benefits	906	939	1,167
Post-employment benefits	27	27	27
Share-based payment	1,280	864	1,245
Total compensation	2,213	1,830	2,439
Key management personnel compensation short-term employee benefits bonus based on goals realized	315	394	643
Ren Beukema
Transactions between the Company and related parties
Short term employee benefits	348	659	892
Post-employment benefits	20	27	23
Termination benefits	149
Share-based payment	306	294	395
Total compensation	823	980	1,310
Key management personnel compensation short-term employee benefits bonus based on goals realized		231	481
Gerard Platenburg, Ph.D.
Transactions between the Company and related parties
Short term employee benefits	533	321
Post-employment benefits	41	24
Share-based payment	309	143
Total compensation	883	488
Key management personnel compensation short-term employee benefits bonus based on goals realized	148	185
Senior Management
Transactions between the Company and related parties
Short term employee benefits	1,323	946	1,145
Post-employment benefits	59	48	52
Termination benefits	237
Share-based payment	1,070	323	562
Total compensation	€ 2,689	1,317	€ 1,759
Gerard Platenburg in senior management role
Transactions between the Company and related parties
Key management personnel compensation short-term employee benefits bonus based on goals realized		€ 67